Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (calculated pursuant to Item 402(v)) and the Company’s performance.
PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Net Income	FFO per share(5)
2024	$6,906,444	$11,713,516	$2,711,978	$4,461,148	$159.42	$123.25	$4,071,000	$2.09
2023	$6,887,961	$10,722,993	$2,644,784	$3,756,669	$138.06	$113.35	$47,498,000	$2.03
2022	$10,245,701	$5,427,279	$3,988,896	$3,148,121	$121.47	$99.67	$(12,636,000)	$1.93
2021	$5,815,004	$23,465,527	$2,363,236	$6,425,714	$120.51	$131.78	$(80,806,000)	$1.50
2020	$7,355,183	$10,081,048	$3,082,212	$2,849,483	$79.85	$92.00	$(16,223,000)	$1.29

(1)
Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2023	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2022	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2021	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2020	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO), Heath R. Fear (EVP & CFO), and Scott E. Murray (Former EVP, General Counsel and Secretary)

(2)
Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$ (3,213,639)	$(3,051,634)	$(6,411,946)	$(2,425,631)	$(5,470,164)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$6,119,374	$4,725,216	$7,698,026	$3,865,837	$8,139,389
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$34,066	$360,207	$(5,370,914)	$15,697,507	$799,310
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$1,545,346	$1,482,476	$(971,346)	$335,145	$(789,740)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$321,925	$318,767	$237,758	$177,665	$47,070
Total Adjustments	$4,807,072	$3,835,032	$(4,818,422)	$17,650,523	$2,725,865

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(1,026,287)	$(949,932)	$(2,274,376)	$(805,457)	$(1,649,618)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,959,462	$1,478,707	$2,622,173	$1,242,581	$1,611,413
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$22,869	$69,475	$(1,062,962)	$3,452,721	$59,809
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$75,604
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$682,994	$398,093	$(218,857)	$98,591	$(245,980)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$(100,000)
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$110,132	$115,542	$93,247	$74,042	$16,043
Total Adjustments	$1,749,170	$1,111,885	$(840,775)	$4,062,478	$(232,729)

The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units. For the 2022 Merger Awards, we have assumed achievement at the maximum level of performance for purposes of computing the increase in fair value.

(3)	Reflects the value of an initial investment of $100 on December 31, 2019, assuming dividends are reinvested throughout the period.
(4)	Reflects the FTSE Nareit All Equity REITs Index.
(5)
Reflects FFO, as adjusted, in 2020 for severance charges; in 2021 and 2022 for merger and acquisition costs and excludes the impact of prior period bad debt or the collection of accounts receivable previously written off; and in 2024 for the impact of the outperformance component of short-term incentive compensation.

Company Selected Measure Name	FFO per Share
Named Executive Officers, Footnote
(1)
Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2023	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2022	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2021	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2020	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO), Heath R. Fear (EVP & CFO), and Scott E. Murray (Former EVP, General Counsel and Secretary)

Peer Group Issuers, Footnote
(4)	Reflects the FTSE Nareit All Equity REITs Index.

PEO Total Compensation Amount	$ 6,906,444	$ 6,887,961	$ 10,245,701	$ 5,815,004	$ 7,355,183
PEO Actually Paid Compensation Amount	$ 11,713,516	10,722,993	5,427,279	23,465,527	10,081,048
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$ (3,213,639)	$(3,051,634)	$(6,411,946)	$(2,425,631)	$(5,470,164)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$6,119,374	$4,725,216	$7,698,026	$3,865,837	$8,139,389
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$34,066	$360,207	$(5,370,914)	$15,697,507	$799,310
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$1,545,346	$1,482,476	$(971,346)	$335,145	$(789,740)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$321,925	$318,767	$237,758	$177,665	$47,070
Total Adjustments	$4,807,072	$3,835,032	$(4,818,422)	$17,650,523	$2,725,865

The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units. For the 2022 Merger Awards, we have assumed achievement at the maximum level of performance for purposes of computing the increase in fair value.

Non-PEO NEO Average Total Compensation Amount	$ 2,711,978	2,644,784	3,988,896	2,363,236	3,082,212
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,461,148	3,756,669	3,148,121	6,425,714	2,849,483
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(1,026,287)	$(949,932)	$(2,274,376)	$(805,457)	$(1,649,618)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,959,462	$1,478,707	$2,622,173	$1,242,581	$1,611,413
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$22,869	$69,475	$(1,062,962)	$3,452,721	$59,809
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—	$—	$75,604
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$682,994	$398,093	$(218,857)	$98,591	$(245,980)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—	$—	$(100,000)
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$110,132	$115,542	$93,247	$74,042	$16,043
Total Adjustments	$1,749,170	$1,111,885	$(840,775)	$4,062,478	$(232,729)

The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units. For the 2022 Merger Awards, we have assumed achievement at the maximum level of performance for purposes of computing the increase in fair value.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF IMPORTANT FINANCIAL MEASURES
The following table reflects the financial measures that we have determined represent the most important financial measures used to link Compensation Actually Paid to performance for 2024:

Most Important Financial Measures
FFO per Share
Same Property NOI
Retail Portfolio Leased Rate
Relative TSR vs. Nareit Equity Shopping Center REITs

Total Shareholder Return Amount	$ 159.42	138.06	121.47	120.51	79.85
Peer Group Total Shareholder Return Amount	123.25	113.35	99.67	131.78	92
Net Income (Loss)	$ 4,071,000	$ 47,498,000	$ (12,636,000)	$ (80,806,000)	$ (16,223,000)
Company Selected Measure Amount | $ / shares	2.09	2.03	1.93	1.5	1.29
PEO Name	John A. Kite	John A. Kite	John A. Kite	John A. Kite	John A. Kite
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Same Property NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Retail Portfolio Leased Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR vs. Nareit Equity Shopping Center REITs
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,807,072	$ 3,835,032	$ (4,818,422)	$ 17,650,523	$ 2,725,865
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,213,639)	(3,051,634)	(6,411,946)	(2,425,631)	(5,470,164)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,119,374	4,725,216	7,698,026	3,865,837	8,139,389
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,066	360,207	(5,370,914)	15,697,507	799,310
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,346	1,482,476	(971,346)	335,145	(789,740)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,925	318,767	237,758	177,665	47,070
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,170	1,111,885	(840,775)	4,062,478	(232,729)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,026,287)	(949,932)	(2,274,376)	(805,457)	(1,649,618)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,959,462	1,478,707	2,622,173	1,242,581	1,611,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,869	69,475	(1,062,962)	3,452,721	59,809
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	75,604
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	682,994	398,093	(218,857)	98,591	(245,980)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(100,000)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 110,132	$ 115,542	$ 93,247	$ 74,042	$ 16,043